Third-party guarantees and commitments (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Third-party Guarantees [Abstract]
Bank Bond and Surety Insurance deposited as guarantee			$ 32,428	$ 27,163
Issuance of guarantees previously issued by Abengoa		$ 112,000
Contractual Obligations [Abstract]
Corporate debt			643,083	668,201
Loans with credit institutions (project debt)	[1]		4,628,289	4,498,930
Notes and bonds (project debt)			846,919	831,538
Purchase commitments			3,149,813	2,894,146
Accrued interest estimate during the useful life of loans			3,129,321	3,356,750
2018 [Member]
Contractual Obligations [Abstract]
Corporate debt			68,907	291,861
Loans with credit institutions (project debt)	[1]		215,117	183,929
Notes and bonds (project debt)			31,174	27,225
Purchase commitments			141,867	136,032
Accrued interest estimate during the useful life of loans			340,481	332,408
2018/2019 and 2019/2020 [Member]
Contractual Obligations [Abstract]
Corporate debt			253,393	376,340
Loans with credit institutions (project debt)	[1]		457,853	388,679
Notes and bonds (project debt)			53,620	49,422
Purchase commitments			230,014	263,398
Accrued interest estimate during the useful life of loans			630,108	617,852
2020/2021 and 2021/2022 [Member]
Contractual Obligations [Abstract]
Corporate debt			107,316	0
Loans with credit institutions (project debt)	[1]		539,466	459,361
Notes and bonds (project debt)			54,395	48,740
Purchase commitments			259,845	246,904
Accrued interest estimate during the useful life of loans			559,856	543,927
Subsequent [Member]
Contractual Obligations [Abstract]
Corporate debt			213,467	0
Loans with credit institutions (project debt)	[1]		3,415,853	3,466,961
Notes and bonds (project debt)			707,730	706,151
Purchase commitments			2,518,087	2,247,812
Accrued interest estimate during the useful life of loans			1,598,876	$ 1,862,563
Pemex [Member]
Legal Proceedings [Abstract]
Estimated claims			20,000
Arb Inc. [Member]
Legal Proceedings [Abstract]
Estimated claims			33,000
Group of Insurance Companies [Member]
Legal Proceedings [Abstract]
Estimated claims			$ 200,000

[1]	According to contracted maturities.